Derivative financial instruments (Tables)	3 Months Ended
Mar. 31, 2024
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	March 31,	December 31,
	2024	2023
	$’000	$’000

Derivative instruments
Foreign exchange swaps	125,000	125,000
Embedded options within listed bonds	1,940,000	1,940,000
	2,065,000	2,065,000

Schedule of fair value of derivative instruments

	March 31,	December 31,
	2024	2023
	$’000	$’000

Derivative instruments
Foreign exchange swaps	(40,655)	(68,133)
Interest rate caps	527	565
Embedded options within listed bonds	8,180	1,540
	(31,948)	(66,028)

Schedule of changes in fair value of derivative instruments

	Three months ended
	March 31,	March 31,
	2024	2023
	$’000	$’000

Derivative instruments
Foreign exchange swaps	(24,962)	330
Interest rate caps	185	(151)
Embedded options within listed bonds	6,640	(1,560)
	(18,137)	(1,381)